Condensed Consolidated Statement of Changes in Stockholders’ Equity (Parentheticals)	10 Months Ended
Dec. 31, 2020 shares
Statement of Stockholders' Equity [Abstract]
Sale of units	35,000,000
Sale of private placement units	8,100,000